Land, furniture and equipment - Net:	12 Months Ended
Dec. 31, 2019
Land, furniture and equipment - Net:
Land, furniture and equipment - Net:

Note 7 - Land, furniture and equipment - Net:

At December 31, 2018 and 2019, the land furniture and equipment are made up as follows:

			Foreign currency
	01/01/2018		translation		Additions		Disposals transfers		12/31/2018

Land	Ps.	302,347	Ps.	(24)					Ps.	302,323
Furniture & equipment		72,708		(335)	Ps.	11,093				83,466
Machinery & equipment		65,383		(150)		15,278				80,511
Computer equipment		15,567		(337)		30,860	Ps.	(278)		45,812
Transport equipment		20,913		(64)		1,215				22,064
Improvements to leased premises		44,916		52		15,672				60,640
Accumulated depreciation		(59,529)		(929)		(44,298)		278		(104,478)
		462,305		(1,787)		29,820		—		490,338
Equipment in transit		10,933		(230)		57,439				68,142
	Ps.	473,238	Ps.	(2,017)	Ps.	87,259		—	Ps.	558,480

			Foreign currency
	01/01/2019		translation		Additions		Disposals transfers		12/31/2019

Land	Ps.	302,323							Ps.	302,323
Furniture & equipment		83,466	Ps.	(270)	Ps.	27,424				110,620
Machinery & equipment		80,511		(3,869)		46,571	Ps.	(16,370)		106,843
Computer equipment		45,812		980		6,181				52,973
Transport equipment		22,064		(1,295)		9,549				30,318
Improvements to leased premises		60,640		5,040		4,615		(11,137)		59,158
Accumulated depreciation		(104,478)		1,643		(66,284)		27,507		(141,612)
		490,338		2,229		28,056		—		520,623
Equipment in transit		68,142		(377)				(67,765)		—
	Ps.	558,480	Ps.	1,852	Ps.	28,056	Ps.	(67,765)	Ps.	520,623

The consolidated depreciation expense for 2017 was Ps.22,903, Ps.44,298 in 2018 and Ps.66,284 in 2019, including the depreciation of Aerostar Ps.20,697 for the  period from May 31 to December 31, 2017 and Ps.40,410 and Ps.54,524 for the years ended December 31, 2018 and 2019 and the depreciation of Airplan Ps.175 for the period from October 19 to December 31, 2017 and Ps.1,066 and Ps.1,506 for the years ended December 31, 2018 and 2019, respectively, and which has been charged in aeronautical and non-aeronautical services costs, and administrative expenses. The depreciation expense for 2019 for the right-of-use assets for consolidated leasing was Ps.6,653 in Mexico, there was no recognition of right-of-use assets for leasing in Aerostar and Airplan.

7.1)Right-of-use assets of leasing assets

As from January 1, 2019, some leases are recognized as right-of-use assets and lease liabilities on the date the leased assets are available for use by the Company by adopting a simplified approach, whereby no significant comparative information is restated. Therefore, reclassifications and adjustments derived from new lease standards are recognized in the Statement of Financial Position at January 1, 2019. The new accounting policies are disclosed in Note 18.8.

Following the adoption of IFRS 16, the Company recognized lease liabilities for the leases previously classified as "operating leases" under IAS 17 "Leases". Lease liabilities were measured at the present value of remaining lease payments, discounted at the interest rate of the lessee at January 1, 2019. The weighted average interest rates of the lessee applied to lease liabilities at January 1, 2019 were 9.04%.

Practical expedients used:

For IFRS 16 first-time adoption, the Company has used the following practical expedients allowed by this standard:

-the use of a discount rate in a lease portfolio with reasonably similar characteristics;

-the exclusion of initial direct costs in the measurement of right-of-use assets at initial implementation; and

The Company has also opted not to apply any restatement if a contract is, or contains, a lease at initial implementation. For contracts executed before the transition date, the Company relied on the assessment made under IAS 17 and IFRIC 4 "Determining whether an arrangement contains a lease".

Due to the adoption of the new standard, the main impacts as of December 31, 2019 amount to approximately Ps.20,422 which is not significant.

Right-of-use assets associated with property leases were measured retrospectively, as if the new standards had always been applied.

The Company has executed a contract for the lease of corporate offices and commercial vehicles which were recognized as right-of-use assets and are incorporated into Land, furniture and equipment, Net. The general terms of the lease contracts are shown below:

Corporate offices in Mexico:

Separate contracts govern our corporate offices in Mexico. These contracts include the following terms and conditions: i) 5-year term; ii) monthly lease payments of USD23,194 (Ps.437 thousand approximately); iii) a security deposit equivalent to 2-months' rent; iv) the monthly base rent will be increased annually after the first year of the contract, in line with the increase in the U.S. Consumer Price Index; and v) in the event of nonpayment of principal, default interest will accrue at the most recent interest rate in U.S. dollars published by the Wall Street Journal, the prime rate plus ten basis points.

Lease of commercial vehicles in Mexico:

A framework contract, governs our lease of commercial vehicles in Mexico, with separate contracts by vehicle, which includes the following terms and conditions: i) minimum term of 48 months; ii) monthly fixed payments and an extraordinary one-off rent payable in the first month; iii) cash value to be settled at the end of the minimum term; iv) the lessee shall have a preferential right to acquire the underlying assets at the end of the contractual term; and) in the event of nonpayment of lease payments, default interest shall accrue at a monthly rate of 3%.

The lease and services contracts for which lease assets were identified in accordance with IFRS 16 Leases at the Aerostar and Airplan subsidiaries are not significant.

The lease agreements and service contracts for which lease assets were identified in accordance with IFRS 16 were not significant for the Company. See Note 18.1.